EMPLOYEE COMPENSATION AND BENEFITS (Tables)	12 Months Ended
Dec. 31, 2019
Analysis of income and expense [abstract]
Disclosure of detailed employee compensation and benefits expense
Included in cost of sales and general and administrative expenses are the following:

(US $ millions)	2019	2018
Short-term employee compensation and benefits	$185	$225
Long-term employee compensation and benefits	35	33
Share-based compensation	4	4
	$224	$262